Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income	$ 114,022	$ 94,423	$ 77,395
Adjustments to reconcile net income to net cash provided by operating activities:
Share of profits of companies accounted for at equity, net	(1,535)	(1,787)	(369)
Depreciation and amortization	95,507	86,932	48,734
Changes in value of debentures, net	(42)	(2,067)	(3,025)
Increase (decrease) in employee benefit liabilities	1,194	114	565
Loss (gain) from sale of property, plants and equipment	118	(23)	1
Stock-based compensation expenses	7,779	3,874	3,981
Changes in value of short-term and long-term loans from banks and others and deposits, net	5,482	5,621	(2,296)
Changes in deferred taxes, net	(6,348)	(13,157)	(5,743)
Change in liability in respect of business combinations	(643)	523	666
Impairment of right-of-use asset	351
Loss (gain) from sale and increase in value of marketable securities classified as trading		35	(53)
Amortization of premium and accrued interest on debt instruments at fair value through other comprehensive income	(70)	82	189
Change in value of dividend preference derivative in TSG	(48)	(93)	(333)
Working capital adjustments:
Decrease (increase) in inventories	(10,966)	(938)	(1,024)
Decrease (increase) in trade receivables	23,312	16,265	(66,069)
Decrease (increase) in other current and long-term accounts receivable	8,735	12,692	(5,768)
Increase (decrease) in trade payables	10,954	(18,010)	19,955
Increase in other accounts payable and employees and payroll accrual	34,859	5,937	12,781
Increase in deferred revenues	4,282	5,658	3,008
Net cash provided by operating activities	286,943	196,081	82,595
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired (Appendix C)	(141,364)	(52,457)	(49,069)
Cash paid in conjunction with deferred payments and contingent liabilities related to business combinations	(9,111)	(8,321)	(8,288)
Payments to former shareholders of consolidated company	(6,656)	(996)
Purchase of intangible assets	(2,852)	(4,399)	(180)
Purchase of other investment		(178)
Purchase of property and equipment	(16,651)	(22,379)	(11,625)
Proceeds from maturity and sale net of investment in debt instruments at fair value through other comprehensive income or loss, net	5,429	3,356	4,000
Proceeds from sale of property and equipment	693	1,660	440
Investment in and loans to affiliates and other	(283)	37	26
Investment in restricted deposit on account of future acquisition	22,890	(22,890)
Dividend from joint venture	3,000
Change in restricted cash in other accounts receivable			362
Change in short-term and long-term deposits, net	(22,822)	8,160	(17,292)
Capitalization of software development and other costs	(9,305)	(9,808)	(8,826)
Net cash used in investing activities	(177,032)	(108,215)	(90,452)
Cash flows from financing activities:
Exercise of employees’ stock options in subsidiaries	5,306	953	1,206
Proceeds from issuance of ordinary shares in subsidiaries	108,737		25,404
Dividend paid to non-controlling interests	(40,519)	(37,656)	(34,103)
Dividend to Formula’s shareholders	(14,939)	(12,966)	(5,012)
Short-term bank credit, net	(29,630)	49,142	(20,741)
Repayment of long-term loans from banks and others	(79,348)	(75,548)	(42,884)
Receipt of long-term loans from banks and others	91,024	73,819	83,478
Proceeds from issuance of debentures, net	60,346	81,676	45,356
Repayment of long-term liabilities to office of the chief scientist	(457)	(617)	(220)
Repayment of debentures	(29,844)	(30,811)	(9,383)
Purchase of non-controlling interests	(6,330)	(947)	(1,992)
Repayment of lease liabilities	(33,583)	(34,500)
Cash paid due to exercise of put option by non-controlling interests	(21,030)	(6,532)	(142)
Net cash provided by financing activities	9,733	6,013	40,967
Effect of exchange rate changes on cash and cash equivalents	13,340	6,295	(10,565)
Increase (decrease) in cash and cash equivalents	132,984	100,174	22,545
Cash and cash equivalents at beginning of year	368,666	268,492	245,947
Cash and cash equivalents at end of year	501,650	368,666	268,492
Cash paid (received) in respect of:
Interest paid	16,571	15,733	9,061
Interest received	511	1,380	680
Taxes paid (received), net	44,659	39,063	23,295
B. Non-cash activities:
Dividend payable to Formula’s shareholders		7,081	5,015
Purchase of property and equipment		315	76
Deferred and contingent payments related to business combinations	5,114	19,871	200
Dividend payable to non-controlling interests	216	1,668
Right-of-use asset recognized with corresponding lease liability	20,495	25,074
Disposal of property			155
Issuance of Formula’s ordinary shares as a result of conversion of debentures		22,471	64
Assets and liabilities of subsidiaries consolidated as of acquisition date:
Working capital (other than cash and cash equivalents)	(604)	1,656	2,889
Property and equipment	(13,152)	(2,929)	(547)
Goodwill and intangible assets	(197,258)	(98,194)	(63,819)
Right-of-use assets	(2,324)	(1,001)
Other long-term assets	(8,773)	(50)	(103)
Liabilities to banks and others	10,598	5,551	38
Long-term liabilities	13,739	2,180	421
Lease liabilities	2,324	1,109
Deferred tax liability, net	18,626	7,407	5,590
Liability to formerly shareholders	7,596	1,060	2,053
Deferred payments and contingent consideration	4,536	19,965	3,582
Non-controlling interests at acquisition date	23,328	5,906	827
Total	$ (141,364)	$ (57,340)	$ (49,069)